LEASE	12 Months Ended
Dec. 31, 2024
LEASE
LEASE

16.LEASE

Operating lease arrangements

The Company leases facilities in the PRC under non-cancelable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. The Company’s lease agreements are entered into with third parties and usually have a renewal option with an advance notice period of one to twelve months, and no restrictions or contingent rents.

Operating lease costs were RMB15,945,782, RMB15,494,118 and RMB11,820,162 (US$1,619,356) for the years ended December 31, 2022, 2023 and 2024, respectively, which excluded short-term lease costs. Short-term lease costs were RMB3,686,856, RMB2,242,409 and RMB666,515 (US$91,312) for the years ended December 31, 2022, 2023 and 2024, respectively. For the years ended December 31, 2022, 2023 and 2024, no lease costs for operating leases were capitalized.

16.LEASE - CONTINUED

The weighted average remaining lease term as of December 31, 2022, 2023 and 2024 was 6.3 years, 5.5 years and 4.9 years, respectively. The weighted average discount rate as of December 31, 2022, 2023 and 2024 was 6.15%, 6.05% and 6.05%, respectively.

Supplemental cash flow information related to operating leases is as follows:

	2022	2023	2024
	RMB	RMB	RMB	US$
Cash payments for operating leases	15,480,126	16,620,421	10,294,477	1,410,338
Operating ROU assets obtained in exchange for new operating lease liabilities	5,068,377	512,608	2,839,604	389,024
Operating ROU assets released in exchange for operating lease liabilities	2,023,201	23,300,165	266,929	36,569

Future minimum lease payments under non-cancelable operating lease agreements consist of the following as of December 31, 2024:

	As of December 31,
	2024
	RMB	US$
1 year (Including 1 year)	10,329,812	1,415,178
1 year to 2 years (Including 2 years)	8,973,055	1,229,303
2 years to 3 years (Including 3 years)	9,722,110	1,331,924
3 years to 4 years (Including 4 years)	9,909,374	1,357,579
4 years to 5 years (Including 5 years)	9,909,374	1,357,579
Over 5 years	3,633,250	497,753
Total lease payments	52,476,975	7,189,316

Less: imputed interest	(7,520,089)	(1,030,248)
Present value of lease liabilities	44,956,886	6,159,068